Other Financial Assets	12 Months Ended
Dec. 31, 2021
Other Financial Assets
Other Financial Assets

18.Other Financial Assets

Other financials assets are as follows:

In € thousand	12/31/2021	12/31/2020
Security deposits	3,779	2,096
Miscellaneous other non-current financial assets	—	16
Total non-current financial assets	3,779	2,112
Fixed term deposits	119,664	50,000
Money market funds	99,919	—
Promissory notes	—	676
Security deposits	42	—
Total current other financial assets	219,625	50,676

On May 14, 2020, the Group entered into a fixed-term deposit with a term of nine months and fixed interest rate of 0.02%. The deposit was not redeemable before maturity.

On July 31, 2020, the Group entered into a promissory note for a nominal amount of $500 thousand (€422 thousand) convertible into a variable number of shares of equity of the issuer. On December 23, 2020, the Group entered into another promissory note for a nominal amount of $250 thousand (€205 thousand) with the same conditions. Both promissory notes bear 7 % interest annually and maturity is upon demand of the Group after one year, however, the notes can be converted earlier under certain conditions. Both promissory notes were measured at fair value through profit or loss according to IFRS 9. In March 2021, the Group purchased another promissory note for a nominal amount of $1,250 thousand (€1,051 thousand) with the similar conditions as for the other promissory notes. All promissory notes including accumulated interest have been converted into Zenlabs shares in July 2021 (see note 17).

In October 2021, the Group has invested total €120,000 thousand into fixed term deposits with terms of 6, 9 and 12 months, €40,000 thousand each; the principal amount has reduced by €336 thousand due to negative interest rates of €80 thousand and an expected credit loss of €257 thousand. Prior year’s €50,000 thousand short-term deposit has been repaid during the year. In addition, the Group has invested €100,006 into a money market funds in November 2021.

Security deposits include €400 thousand (December 31, 2020: nil) pledged as collateral for customs, €253 thousand (December 31, 2020: €120 thousand) pledged as collateral for a furniture lease and €196 thousand (December 31, 2020: nil) pledged as collateral for use of credit card facilities. Additional deposits in the amount of €2,942 thousand (December 31, 2020: €1,976 thousand) are pledged as collaterals for facility leases, and €30 thousand (December 31, 2020: nil) refer to deposits to suppliers.